LOANS AND ADVANCES TO FINANCIAL INSTITUTIONS MEASURED AT AMORTIZED COST (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of loans and advances to financial institutions

	R$ thousands
	On December 31, 2025	On December 31, 2024
Reverse repurchase agreements (1)	218,329,819	178,260,906
Loans to financial institutions	17,155,248	18,160,221
Expected credit losses	(13)	(187,829)
Total	235,485,054	196,233,298
(1)	On December 31, 2025, it included financial investments given in guarantee in the amount of R$159,547,767 thousand (R$151,175,863 thousand on December 31, 2024).